Derivative Financial Instruments and Hedging Activities - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016	Oct. 31, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount currently reported in accumulated other comprehensive loss is expected to be reclassified to earnings	$ 100,000	$ 39,000
Foreign Exchange Forward [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional value	$ 11,300,000	$ 5,198,000	$ 5,669,000
Minimum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Maximum length of time hedged in cash flow hedge	12 months	12 months
Maximum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Maximum length of time hedged in cash flow hedge	18 months	18 months